Equity settled share-based transactions - Granted under the Option Schemes (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 16, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted		$ 0.01
2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized to issue under the plan			4,052,627
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable period	7
Share options | First anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted	$ 0.01
Vesting percentage	33.33%
Share options | Twenty three months
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage	2.77%
Share options | Third anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage	2.96%